Significant related party transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related party transactions [abstract]
Significant related party transactions
19.	Significant related party transactions

In addition to the related party information disclosed elsewhere in the unaudited interim condensed consolidated financial statements, the following transactions with related parties took place at terms agreed between the parties during the financial period, which are at arm’s length:

	(Unaudited) Six-months ended June 30, 2025	(Unaudited) Six-months ended June 30, 2024
	S$	S$

Sales to a shareholder	3,000	21,652

The related parties refer to entities with common shareholders.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For the six-months ended June 30, 2025

(in Singapore Dollars)

19.	Significant related party transactions (continued)

Compensation of key management personnel

	(Unaudited) Six-months ended June 30, 2025	(Unaudited) Six-months ended June 30, 2024
	S$	S$

Salaries, bonuses, and allowances	132,000	132,000
Employer’s contribution to Central Provident Fund	15,096	13,872

	147,096	145,872

20.	Significant related party transactions

In addition to the related party information disclosed elsewhere in the consolidated financial statements, the following transactions with related parties took place at terms agreed between the parties during the financial year, which are at arm’s length:

	2024	2023	2022
	S$	S$	S$

Sales to a shareholder	18,886	77,229	134,751
Management fee paid to a shareholder	-	(3,500)	(45,500)
Interest expenses charged by a shareholder	(1,445)	-	-
Purchases from a shareholder	-	-	(135,000)

The related parties refer to entities with common shareholders.